Investments in joint ventures and associates (Tables)	12 Months Ended
Dec. 31, 2025
Investments accounted for using equity method [abstract]
Summary of Investments In Associates Subsidaries And Joint Venture

	Joint ventures		Associates

	2025	2024	2025	2024

On January 1	1,503	1,430	3,122	2,906

Additions	1	1	81	-

Disposals	-	-	(603)	(34)

Share in net income	303	238	200	345

Share in changes in equity (note 25.6)	3	(27)	56	85

Dividend	(185)	(141)	(215)	(199)

Net exchange difference	(59)	1	(3)	-

Other	-	-	-	19

On December 31	1,566	1,503	2,638	3,122

Summary of Financial Information of Joint Ventures

	Santander Spain Life		AIFMC		Other Joint ventures

	2025	2024	2025	2024	2025	2024

Summarized statement of financial position

Cash and cash equivalents	30	30	62	436	66	72

Other current assets	57	63	764	744	2,315	1,055

Total current assets	87	93	827	1,180	2,381	1,127

Non-current assets	1,004	1,023	571	194	5,718	7,429

Total assets	1,091	1,116	1,398	1,374	8,099	8,556

Current financial liabilities excluding trade payables and other provisions	-	-	-	-	3	4

Other current liabilities	231	53	374	350	596	452

Total current liabilities	231	53	374	350	599	456

Non-current financial liabilities excluding trade payables and other provisions	-	-	-	-	61	66

Other non-current liabilities	236	406	-	38	6,160	6,874

Total non-current financial liabilities	236	406	-	38	6,221	6,941

Total liabilities	467	459	374	388	6,820	7,397

Net assets	624	657	1,024	985	1,279	1,159

Summarized statement of comprehensive income

Revenue	381	340	488	415	2,807	2,662

Depreciation and amortization	(36)	(34)	(5)	(6)	(29)	(28)

Interest income	6	6	27	18	166	128

Interest expense	-	-	-	-	(4)	(9)

Profit or loss	101	95	257	280	435	272

Income tax (expense) or income	(25)	(21)	(71)	(78)	(100)	(80)

Post-tax profit or (loss)	76	74	186	202	335	192

Other comprehensive income	3	4	-	-	5	(134)

Total comprehensive income	79	78	186	202	340	58

Dividends received	57	53	34	29	95	59

Summary of Overview of Summarized Financial Information to Carrying Amount of Joint Ventures And Results of the JVs Based on the Group's Relative Holding
An overview of the summarized financial information of the carrying amount of the joint ventures (JVs), and results of the JVs based on the Group’s relative holding are as follows:

	Santander Spain Life		AIFMC		Other Joint ventures

	2025	2024	2025	2024	2025	2024

Net assets of JVs as presented above	624	657	1,024	985	1,279	1,159

Net assets of JVs excluding goodwill	545	577	1,024	985	1,160	1,040

Group share of net assets of JVs, excluding goodwill	278	294	502	483	588	526

Goodwill on acquisition	80	80	1	1	119	120

Carrying amount	357	374	502	483	707	646

Group share of post-tax profit or loss	39	38	91	99	174	101

Group share of other comprehensive income	2	2	-	-	3	(67)

Group share of Total comprehensive income	40	40	91	99	176	35
Aegon’s group share of net assets of joint ventures, as presented in the table above, is less than Aegon’s share of the net assets as presented in the summarized financial information on a 100% basis, due to the inclusion of third parties in the joint ventures.

Schedule Of Financial Information Of Associates
Summarized financial information of associates
The following tables reflect the condensed statement of financial position and income statement of Aegon’s material associate ASR Nederland N.V. (a.s.r.) at 100%. a.s.r. is a listed company in the Netherlands in which Aegon holds a stake of 24.12% as at December 31, 2025.

	a.s.r.

Summarized statement of financial position	2025	2024

Investments	79,124	80,484

Derivatives	15,905	11,767

Other assets	47,326	46,457

Total assets	142,355	138,709

Insurance liabilities	101,431	102,723

Borrowings and subordinated liabilities	4,802	5,140

Derivatives	15,453	8,666

Other liabilities	10,405	12,293

Total liabilities	132,091	128,822

Non-controlling interest	13	47

Other equity instruments	1,477	977

Total other equity components	1,490	1,024

Net assets	8,774	8,863

	a.s.r.

Summarized statement of comprehensive income	2025	2024

Insurance revenues	10,342	9,601

Insurance service result	765	772

Profit or loss from continuing operations	808	1,418

Income tax expense or income	(159)	(375)

Post-tax profit or loss from continuing operations	649	1,043

Post-tax profit or loss from discontinued operations	-	35

Other comprehensive income - that will not be recycled to profit or loss	228	283

Total comprehensive income	877	1,361

Dividends received	200	188

Group share	24.12%	29.95%

Group share of post-tax profit or loss	178	325

Group share of other comprehensive income	56	85

Carrying amount of investment in a.s.r.	2025	2024

Net assets of a.s.r. as presented above	8,774	8,863

Net assets of a.s.r. excluding goodwill, fair value adjustments and other equity transactions	8,723	8,827

Group share of net assets of a.s.r. excluding goodwill, fair value adjustments and other equity transactions	2,104	2,644

Fair value adjustments	66	50

Goodwill on acquisition	94	117

On December 31	2,264	2,811
The fair value of the investment in a.s.r. has been determined based on the quoted price of the listed shares and the number of shares held on the reporting date. The fair value of Aegon’s stake in a.s.r. is EUR 2,992 million (2024: EUR 2,864 million).
The following table includes associates that Aegon considered immaterial.

	Other Associates

Summarized statement of financial position	2025	2024

Current assets	495	501

Non-current assets	1,090	732

Total assets	1,585	1,233

Current liabilities	308	343

Non-current liabilities	10	25

Total current liabilities	319	369

Net assets	1,266	864

Summarized statement of comprehensive income

Post-tax profit or (loss)	92	86

Other comprehensive income	-	-

Total comprehensive income	92	86

Dividends received	15	11

Carrying amount	374	311